Employee benefits	12 Months Ended
Dec. 31, 2017
Employee benefits [abstract]
Employee benefits

NOTE 6    Employee benefits

6.1    Labor expenses

(in millions of euros)	Note	2017	2016	2015
Average number of employees (full-time equivalents) (1)		138,038	141,257	144,499
Wages and employee benefit expenses		(8,400)	(8,625)	(8,852)
o/w wages and salaries		(5,984)	(6,074)	(6,164)
o/w social security charges (2)		(2,121)	(2,104)	(2,191)
o/w French part-time for seniors plans	6.2	(310)	(432)	(455)
o/w capitalized costs (3)		839	809	792
o/w other labor expenses (4)		(824)	(824)	(834)
Employee profit sharing		(183)	(180)	(197)
Share-based compensation	6.3	11	(61)	(9)
Total		(8,572)	(8,866)	(9,058)
Net interest on the net defined liability		(21)	(28)	(29)
Actuarial (gains)/losses generated during the year		16	(80)	53

(1) Of whom 45% were Orange SA's French civil servants (50% at December 31, 2016 and 56% at December 31, 2015).
(2) Net of approximately 102 million euros for competitiveness and employment tax credit for 2017 in France (98 million euros as at December 31, 2016 and 104 million euros as at December 31, 2015).
(3) Capitalized costs correspond to labor expenses included in the cost of assets produced by the Group. (See Note 8.3 and 8.4).
(4) Other labor expenses comprise other short-term allowances and benefits, payroll taxes, post-employment benefits and other long term benefits (except French part-time for seniors plans).

6.2    Employee benefits

(in millions of euros)	December 31, 2017	December 31, 2016	December 31, 2015
Post-employment benefits(1)	1,005	998	936
Other long-term benefits	2,313	2,616	2,693
o/w French part-time for seniors plans	1,644	1,956	2,056
Provision for employment termination benefits	4	7	1
Other employee-related payables and payroll taxes due	1,710	1,631	1,668
Provision for social risks and litigations	90	43	58
Total	5,122	5,295	5,356
o/w non-current employee benefits	2,674	3,029	3,142
o/w current employee benefits	2,448	2,266	2,214
(1) Does not include defined contribution plans.

The payments to be made in respect of post-employment benefits and other long-term benefits are presented below. These are estimated based on Group headcounts as at December 31, 2017, including rights acquired and not acquired at December 31, 2017, but for which it is assumed the rights will be acquired by the year 2040 approximately:

	Schedule of benefits to be paid, undiscounted
(in millions of euros)	2018	2019	2020	2021	2022	2023 and beyond
Post-employment benefits	48	46	48	52	55	2,404
Other long-term benefits (1)	671	583	433	229	84	93
o/w French part-time for seniors plans	612	518	345	150	16	5
Total	719	629	481	281	139	2,497

(1) Provisions for time saving account and long-term leave and long-term sick leave not included.

Types of post-employment benefits and other long-term benefits

In accordance with the laws and practices in force in the countries where it operates, the Group has obligations in terms of employee benefits:

■    with regard to retirement, the majority of employees are covered by defined contribution plans required by law or under national agreements. In France, civil servants employed by Orange SA are covered by the French government sponsored civil and military pension plan. Orange SA’s obligation under the plan is limited to the payment of annual contributions (French law No. 96-660 dated July 26, 1996). Consequently, Orange SA has no further obligation to fund future deficits of the pension plans covering its own civil servant employees or any other civil service plans. Expenses recognized under the terms of defined contribution pension plans amounted to 924 million euros in 2017 (863 million euros in 2016 and 980 million euros in 2015);

■    the Group has committed to a limited number of annuity-based defined-benefit plans: notably the Equant plans in the United Kingdom for 305 million euros and a plan for senior management staff in France for 206 million euros. Plan assets were transferred to these plans in the United Kingdom and in France. A few years ago, these plans were closed to new subscribers and also closed in the United Kingdom with regard to the acquisition of rights;

■    the Group has also committed to capital-based defined benefit plans where, in accordance with the law or contractual agreements, employees are entitled to certain lump-sum payments or bonuses either on retirement or subsequent to retirement, depending on their years of service and end of career salary; this essentially relates to bonuses due upon retirement in France, particularly for employees under private-law contracts (602 million euros for Orange SA, equal to 72% of the capital-based plans) and for civil servants (55 million euros, equal to 7% of capital-based plans);

■    other post-employment benefits are also granted to retired employees: these are benefits other than defined-benefit and defined-contribution plans;

■    other long-term benefits may also be granted such as seniority awards, long-term compensated absences and French part-time for seniors plans (TPS).

As part of renegotiations of intergenerational plans, the 2012 part-time for seniors plans was extended for duration of one year. The part-time for seniors plans (2009, 2012 and 2015) are accessible to civil servants and employees under private contract from the French entities who are eligible for full retirement benefits within 3 to 5 years and who have at least 15 years’ service within the Group. Eligible employees are those who will retire by 2021.

These plans give employees the opportunity to work 50% or 60% of a full-time job whilst receiving:

■      a base salary amounting to 80% of full-time employment;

■      the retirement entitlement benefits of full-time employment during the period in question (both the Company’s and the employee’s contributions);

■      a minimum salary level.

These plans last for a period of at least 18 months and no longer than 5 years.

The beneficiaries may decide to invest part of their base compensation (5%, 10% or 15%) in a Time Savings Account (CET), with an additional Group contribution. The CET allows for a reduction in the amount of time worked.

The number of employees who are or will be participating in the French part-time for seniors plans and thus included in the provision, is estimated approximately at 16,000 employees at December 31, 2017.

Key assumptions used to calculate the amount of obligations

The assessment of post-employment benefits and other long-term benefits is based on retirement age calculated in accordance with the provisions applicable to each plan and the necessary conditions to ensure entitlement to a full pension, both of which are often subject to legislative changes.

The valuation of the obligation of the French part-time for seniors plans is sensitive to estimates of the potentially eligible population and to the sign-up rate for the plans (estimated at 72% on average), and the trade-offs that the beneficiaries will ultimately make between the different schemes proposed.

The discount rates used for the euro zone (which accounts for 89% of Orange’s pension and other long-term employee benefit obligations) are as follows:

	December 31, 2017	December 31, 2016	December 31, 2015
More than 10 years	1.55% to 1.65%	1.45% to 1.85%	2.05% to 2.25%
Less than 10 years	-0.25% to 1.65%(1)	-0.10% to 1.45%	0.10% to 1.05%

(1) A -0.25% rate has been used to value the obligation regarding the French part-time for seniors plans (versus -0.10% as at December 31, 2016).

The discount rates used for the euro zone are based on corporate bonds rated AA, with a duration equivalent to the duration of the obligations.

The increase in annuities of the Equant plans in the United Kingdom is based on inflation (3.40% used) up to 5%. In France, the revaluation of the annuity-based plan for senior management is based on the INSEE consumer price index (2% used).

The main capital-based defined benefit plan (retirement bonuses for employees under private-law contracts in France) is principally sensitive to employment policy assumptions (Orange has historically had high numbers of staff at retirement age). The estimated increase in the capital of this plan is based on a long-term inflation assumption of 2% associated with the effect of a higher Wage drift – Seniority – Job-skills (GVT). GVT corresponds to the annual change in total payroll costs independent of general or categorical increases in wages and salaries, due to in-grade promotions, out-of- grade promotions and the aging of existing staff.

The impacts on pension benefit obligations of changes in key assumptions would be as follows:

(in millions of euros)
Rate increase by 50 points		Rate decrease by 50 points
Discount rates(1)	(102)	110

	Rate decrease by 5%	Rate increase by 5%
Sign-up rates for French part-time for seniors plans(2)	(22)	22

(1) Includes 13 million euros for the French part-time for seniors plans (short term duration).
(2) Sensitivity is performed on future entries in French part-time for seniors plans (TPS). Given the advanced state of the plan, the sensitivity effect is reduced as at December 31, 2017.

Commitments and plan assets

	Post-employment benefits			Long-term benefits		2017	2016	2015
(in millions of euros)	Annuity-based plans	Capital-based plans	Others	French part-time for seniors plans (TPS)	Others
Total benefit obligations in the opening balance	547	766	74	1,956	666	4,009	4,009	3,896
Service cost	2	47	1	35	69	154	173	455
Net interest on the defined benefit liability	10	17	1	(1)	2	29	37	38
Actuarial losses/(gains) arising from changes of assumptions	5	13	(3)	52	-	67	190	19
o/w arising from change in discount rate	12	23	(3)	5	-	37	115	(16)
Actuarial losses/(gains) arising from experience	(15)	4	-	223	0	212	292	74
Benefits paid	(19)	(27)	(3)	(621)	(68)	(738)	(640)	(493)
Other	(12)	6	(0)	-	0	(6)	(52)	20
Total benefit obligations in the closing balance (a)	518	826	70	1,644	669	3,727	4,009	4,009
o/w benefit obligations in respect of employee benefit plans that are wholly or partly funded	518	5	-	-	-	523	559	541
o/w benefit obligations in respect of employee benefit plans that are wholly unfunded	-	821	70	1,644	669	3,204	3,450	3,468
Weighted average duration of the plans (in years)	16	12	16	2	7	6	6	6

Funded annuity-based plans represent 14% of Group social commitments.

	Post-employment benefits			Long-term benefits		2017	2016	2015
(in millions of euros)	Annuity-based plans	Capital-based plans	Other	French part-time for seniors plans (TPS)	Other
Fair value of plan assets in the opening balance	389	(0)	-	-	6	395	380	345
Net interest on the defined benefit liability	7	(0)	-	-	-	7	9	9
(Gains)/Losses arising from experience	20	(0)	-	-	-	20	28	4
Employer contributions	18	-	-	-	-	18	37	26
Benefits paid by the fund	(16)	-	-	-	(6)	(22)	(24)	(18)
Other	(9)	-	-	-	-	(9)	(35)	14
Fair value of plan assets in the closing balance (b)	409	(0)	-	-	-	409	395	380

The funded annuity-based plans are primarily located in the United Kingdom (62%) and France (36%) and their assets are broken down as follows:

	December 31, 2017	December 31, 2016	December 31, 2015
Plan assets
Equities	44.1%	40.9%	39.6%
Debt securities	47.7%	49.8%	48.8%
Money market assets	3.6%	2.7%	2.5%
Other	4.6%	6.6%	9.1%
Total	100%	100%	100%

Employee benefits in the statement of financial position correspond to commitments less plan assets. These have not been subject to asset ceiling adjustment for the periods presented.

	Post-employment benefits			Long-term benefits		2017	2016	2015
(in millions of euros)	Annuity-based plans	Capital-based plans	Other	French part-time for seniors plans (TPS)	Other
Employee benefits in the opening balance	158	766	74	1,956	660	3,614	3,629	3,551
Net expense for the period	5	64	2	309	72	452	576	625
Employer contributions	(18)	-	-	-	-	(18)	(30)	(22)
Benefits directly paid by the employer	(3)	(27)	(3)	(621)	(62)	(716)	(623)	(477)
Actuarial (gains)/losses generated during the year	(30)	17	(3)	-	-	(16)	80	(53)
Other	(3)	6	-	-	(1)	2	(18)	5
Employee benefits in the closing balance	109	826	70	1,644	669	3,318	3,614	3,629
o/w non-current	94	796	67	1,032	611	2,600	2,933	3,075
o/w current	15	30	3	612	58	718	681	554

The following table discloses the net expense:

	Post-employment benefits			Long-term benefits		2017	2016	2015
(in millions of euros)	Annuity-based plans	Capital-based plans	Other	French part-time for seniors plans (TPS)	Other
Service cost	(2)	(47)	(1)	(35)	(69)	(154)	(173)	(455)
Net interest on the net defined benefit liability	(3)	(17)	(1)	1	(1)	(21)	(28)	(29)
Actuarial gains/(losses)	-	-	-	(275)	(2)	(277)	(375)	(141)
Total	(5)	(64)	(2)	(309)	(72)	(452)	(576)	(625)
o/w expenses in operating income	(2)	(47)	(1)	(310)	(71)	(431)	(548)	(596)
o/w expenses in finance costs	(3)	(17)	(1)	1	(1)	(21)	(28)	(29)

Accounting policies

Post-employment benefits are granted through:

■    defined contribution plans: the contributions, paid to independent institutions which are in charge of the administrative and financial management thereof, are recognized in the fiscal year during which the services are rendered;

■    defined-benefit plans: the sum of future obligations under these plans are based on actuarial assumptions using the projected unit credit method:

■   their calculation is based on demographic (employee turnover, mortality, etc.) and financial assumptions (salary increases, rate of inflation, etc.) defined at the level of each entity concerned;

■   the discount rate is defined by country or geographical area and by reference to market yields on high quality corporate bonds (or government bonds where no active market exists). Its computation is based on external indices commonly used as reference for the eurozone;

■   actuarial gains and losses on post-employment benefits are fully recorded in other comprehensive income;

■   the Group’s defined benefit plans are generally not financed. In the rare cases where they are, hedging plan assets are set up by employer and employee contributions which are managed by separate legal entities whose investments are subject to fluctuations in the financial markets. These entities are generally administrated by joint committees comprising representatives of the Group and of the beneficiaries. Each committee adopts its own investment strategy which is designed to strike the optimum strategies to match assets and liabilities, based on specific studies performed by external experts. It is generally carried out by fund managers selected by the committees and depends on the market opportunities. Assets are measured at fair value, determined by reference to quoted prices, since they are mostly invested in listed securities (primarily shares and bonds) and the use of other asset categories is limited.

Other long-term benefits may be granted such as seniority awards, long-term compensated absences and French part-time for seniors plan (TPS) agreements. The calculation of the related commitments is based on actuarial assumptions (including demographic, financial and discounting assumptions) similar to those relating to post-employment benefits. The relevant actuarial gains and losses are recognized in profit or loss when they arise.

Termination benefits are subject to provisions (up to the related obligation). For all commitments where termination of employment contracts would trigger payment of an indemnity, actuarial gains and losses are recognized in profit or loss for the period when modifications take place.

6.3    Share-based payment

Orange Vision 2020 free share award plan

On October 25, 2017, the Board of Directors approved the implementation of free share award plan reserved for employees involving 9.2 million free share units, of which an estimated maximum of 9.1 million will be issued in the form of shares. This plan is open to approximately 144,000 employees present in 87 countries. In countries where regulatory, tax or social conditions do not allow the free awarding of shares, beneficiaries of the plan will receive a cash amount determined on the basis of the market price of Orange shares at March 31, 2020.

The acquisition of rights will take place on December 31, 2019, and subject to:

■    a condition of attendance from September 1, 2017 to December 31, 2019;

■    performance conditions, namely adjusted EBITDA including banking activities (50%) and organic cash flow excluding banking activities (50%). Each of these indicators will be compared to the budget as it is approved by the Board of Directors for each of the three years. In the event that the performance conditions are not met, each employee, provided that the attendance condition is met, will be awarded half of the shares originally due.

Performance will be assessed for the years 2017, 2018 and 2019 and in relation to the budget for each of these three years, as approved in advance by the Board of Directors. As such, the satisfaction of each of the performance conditions will be recorded year on year and entitlement to final allocation will be a percentage based on the sum of performances assessed over the course of the vesting period. The definitive number of shares allocated will be announced on March 31, 2020, following the confirmation by the Board of Directors of the achievement or non-achievement of the performance conditions.

In addition to the free share award plan, the Board of Directors Meeting on July 26, 2017 approved the introduction of a free share award plan (Long Term Incentive Plan (LTIP)) reserved for Corporate Officers, members of the Executive Committee, executives and leaders. This plan is open to approximately 1,200 employees. In countries where regulatory, tax or social conditions do not allow the free awarding of shares, beneficiaries of the plan will receive a cash amount determined on the basis of the market price of Orange shares at March 31, 2020.

The acquisition of rights will take place on December 31, 2019, and subject to:

■    a condition of attendance from January 1, 2017 for Directors and Officers and members of the Executive Committee, and from July 15 for senior management, until December 31, 2019;

■    performance conditions, namely the organic cash flow (50%), assessed annually in comparison with the budget, and the total shareholder return (TSR) (50%). TSR performance is assessed by comparing, between January 1, 2017 and December 31, 2019, the evolution of Orange's TSR based on its total shareholder return performance over the three fiscal years, and the evolution of its TSR based on the average values of the "Stoxx Europe 600 Telecommunications" index or any other similar index that may replace it during the lifetime of the Plan.

	Free share award plan	Long Term Incentive Plan
Measurement date	October 26, 2017	July 26, 2017
Vesting date	December 31, 2019	December 31, 2019
Prince of underlying instrument at measurement date	13.74 euros	14.33 euros
Prince of underlying instrument at closing date	14.44 euros	14.44 euros
Expected dividends	4.5%	4.5%
Risk free yield	-0.45%	-0.32%
Fair value per share of benefit granted to employees	12.45 euros	9.55 euros

For the portion of the free share award plan issued in the form of shares, fair value has been determined based on the market price of Orange shares on the date of allocation and the expected dividends discounted until December 31, 2019. For the portion of the LTIP plan issued in the form of shares, fair value also takes into account the likelihood of achievement of the market performance conditions, determined using the Monte Carlo method. For the portion of the plan issued in cash, as at December 31, 2017, fair value has been determined based on the market price of Orange shares on the closing date.

An expense of 14 million euros (including social security contributions) was recorded at December 31, 2017 in respect of the Orange Vision 2020 plan, against equity (11 million euros) and labor expenses (3 million euros). The social security contributions for the French entities will be due upon delivery of the shares in 2020.

Other plans

All stock option plans granted by the various Group entities reached maturity in 2017. No options were exercised in 2017, 2016 or 2015.

Accounting policies

Employee share-based compensation: the fair value of stock options and bonus shares is determined by reference to the exercise price, the life of the option, the current price of the underlying shares at the grant date, the expected share price volatility, expected dividends, and the risk-free interest rate over the option’s life. Vesting conditions other than market conditions are not part of the fair value assessment, but are part of the grant assumptions (employee turnover, probability of achieving performance criteria).

The determined amount is recognized in labor expenses on a straight-line basis over the vesting period, with as counterparty:

■    employee benefit liabilities for cash-settled plans, re-measured against profit or loss at each year-end; and

■    equity for equity-settled plans.

6.4    Executive compensation

The following table shows the compensation by Orange SA and its controlled companies to persons who were members of Orange SA’s Board of Directors or Executive Committee at any time during the year or at the end of the year.

(in millions of euros)	December 31, 2017	December 31, 2016	December 31, 2015
Short-term benefits excluding employer social security contributions (1)	(12.9)	(10.7)	(10.2)
Short-term benefits: employer's social security contributions	(4.1)	(3.4)	(3.2)
Post-employment benefits (2)	(1.2)	(1.2)	(1.7)
Share-based compensation (3)	-	(0.0)	-

(1) Includes all compensation: gross salaries including the variable component, bonuses, attendance fees and benefits in kind, incentive scheme and profit-sharing, cash settled Long Term Incentive Plan 2015-2017.

(2) Service cost.
(3) Includes employee shareholding plans.

The total amount of retirement benefits (contractual retirement bonuses and defined-benefit supplementary pension plan) provided as at December 31, 2017, in respect of persons who were members of the Board of Directors or Executive Committee at the end of the year was 19.6 million euros (19.7 million euros in 2016 and 17.3 million euros in 2015).

Executive Committee members’ contracts include a clause providing for a contractual termination settlement not exceeding 15 months of their total gross annual compensation (including the contractual termination benefit). Stéphane Richard, Chairman and Chief Executive Officer, has no employment contract, and the employment contracts of Deputy CEOs were suspended on the date of their appointment as corporate officers. These employment contracts may be reinstated at the end of their terms of office, with recovery of rights.

Orange has not acquired any other goods or services from persons who are or were at any time during the year or at the end of the year, members of the Board of Directors or Executive Committee of Orange SA (or any parties related thereto).